Financial Instruments - Summarizes Sugar Price and Aluminum Price Contracts (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Fair Value Asset	$ 1,897,000,000	$ 955,000,000
Cash flow hedges [member] | Sugar price contracts [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019	2019
Notional Amount	$ 1,223,000,000	$ 150,000,000
Fair Value (Liability)	$ (88,000,000)
Fair Value Asset		$ 3,000,000
Cash flow hedges [member] | Sugar price contracts [member] | Not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2018
Notional Amount		$ 986,000,000
Fair Value (Liability)		(26,000,000)
Fair Value Asset		$ 19,000,000
Cash flow hedges [member] | Aluminum price contracts [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019
Notional Amount	$ 265,000,000
Fair Value (Liability)	$ (17,000,000)
Cash flow hedges [member] | PX MEG price [member] | Later than one year and not later than two years [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2019
Notional Amount	$ 1,303,000,000
Fair Value (Liability)	$ (131,000,000)